SEMI-ANNUAL REPORT                               ARMADA
NOVEMBER 30, 1996                                FUNDS
(UNAUDITED)                                      MONEY
                                                 MARKET
                                                 SERIES





ARMADA MONEY MARKET FUND
ARMADA GOVERNMENT FUND
ARMADA TREASURY FUND
ARMADA TAX EXEMPT FUND
ARMADA PENNSYLVANIA TAX EXEMPT FUND






                                                 LOGO (ARMADA FUNDS)

[LOGO]             ARMADA FUNDS
                   MONEY MARKET SERIES

                   SEMI-ANNUAL REPORT - NOVEMBER 30, 1996
                   (unaudited)

                   TABLE OF CONTENTS

                     Chairman's Message  ..............................................  1

                   PORTFOLIOS OF INVESTMENTS AND FINANCIAL HIGHLIGHTS

                     Armada Money Market Fund  ........................................  3

                     Armada Government Fund  ..........................................  9

                     Armada Treasury Fund  ............................................ 12

                     Armada Tax Exempt Fund  .......................................... 14

                     Armada Pennsylvania Tax Exempt Fund  ............................. 20

                   FINANCIAL STATEMENTS

                     Statement of Assets and Liabilities  ............................. 25

                     Statement of Operations  ......................................... 26

                     Statement of Changes in Net Assets  .............................. 27

                   NOTES TO FINANCIAL STATEMENTS  ..................................... 28



- SHARES OF THE ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY NATIONAL CITY BANK, ITS AFFILIATES OR ANY BANK.
- SHARES OF THE ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.
- AN INVESTMENT IN THE ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
- PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE, AND THE INVESTMENT RETURN WILL FLUCTUATE.
- THERE CAN BE NO ASSURANCE THAT THE ARMADA MONEY MARKET, GOVERNMENT, TREASURY, TAX EXEMPT OR PENNSYLVANIA TAX EXEMPT FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

National City Bank and certain of its affiliates serve as investment advisers to Armada Funds for which they receive an investment advisory fee. For more complete information about the Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by 440 Financial Distributors, Inc., 4400 Computer Drive, Westborough, MA 01581-5108. 440 Financial Distributors, Inc. is not affiliated with National City Bank and is not a bank.

LOGO                        CHAIRMAN'S MESSAGE

                            DEAR ARMADA FUNDS SHAREHOLDERS:

                              As the new Chairman of the Armada Board of
                            Trustees, I am pleased to bring you this six-month update. I would like to extend our best wishes and sincere appreciation to former Chairman Richard B. Tullis for his many years of dedication and invaluable service. His counsel will continue to be available in his ongoing role as Trustee.

                            EQUITY FUND RATED AMONG TOP PERFORMERS

                              Have you been following the Lipper performance
                            rankings of the Armada Equity Fund in the Wall Street Journal? If so, you have noticed a marked improvement in its one-year total returns. In fact, the Institutional and Retail shares of the Fund have most recently been ranked in the upper 40% of their peer group of large capitalization stock funds as represented by an "A" or "B" rating.

                            A NEW INVESTMENT OBJECTIVE FOR THE ENHANCED INCOME FUND HAS ENHANCED ITS PROSPECTS FOR GROWTH

                              In September, shareholders of Armada Enhanced
                            Income Fund agreed to a new investment objective which seeks increased total return potential. (Total return is a combination of income and price appreciation over time.) By lengthening the Fund's average maturity from two years or less to 1 1/2 to four years, the Fund now can participate in full market cycles and strive for better returns. Though the change may increase the volatility of those returns, the Fund Managers believe that this increase will be outweighed by the potential benefits of its enhanced return.

                            NEW PRODUCT OFFERINGS

                              To make investing easy, affordable and convenient,
                            Armada Funds offers these new investment opportunities and information resources:

                              Four new portfolios have been added to the Armada
                            family: the Intermediate Government Fund, the GNMA Fund, the Pennsylvania Municipal Fund, and the Pennsylvania Tax Exempt Fund (a money market fund). The addition of the two government bond funds means that you can now further diversify your income investments.

                              NATIONAL CITY SWEEP ACCOUNTS make investing
                            effortless. Sweeps now can be established between a National City premium checking account

LOGO                        CHAIRMAN'S MESSAGE

                            and an Armada money market fund. The automatic "sweep" -- transfer of funds -- occurs when the checking account exceeds a target balance.

                              FUTUREQUEST brings sophisticated investment
                            solutions to the individual investor. This computer-aided process can help an investor determine an appropriate strategy for allocating assets among various mutual funds, including Armada Funds. The recommended strategy is based on factors such as an individual's investment time frame, tolerance for risks, goals, assets and liabilities.

                              WWW.NATIONAL-CITY.COM is National City's
                            convenient new address on the World Wide Web. Up-to-date information and highlights on the Armada Funds are included and are just a few "clicks" away. At National City's "Home Page," select Invest It! and you and prospective investors can gain access to quarterly performance information and the many benefits of investing in the Armada Funds.

                              We hope you share our enthusiasm for these
                            positive changes. To receive more information about your investment or any of the Armada Funds, please call 1-800-622-FUND (3863). We look forward to serving your investment needs and will continue to ensure that your loyalty and confidence in the Armada family is well placed.

                            Have a happy, healthy and prosperous 1997!

                            Sincerely,

                            /s/ Robert D. Neary
                            Robert D. Neary
                            Chairman
                            Armada Funds Board of Trustees

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA MONEY MARKET FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
AGENCY OBLIGATIONS -- 24.4%
FEDERAL HOME LOAN BANK CONSOLIDATED
  DISCOUNT NOTES  -- 5.0%
      5.70%........... 12/02/96  $    4,000  $    3,999,367
      5.35%........... 01/28/97      20,000      19,827,611
      5.23%........... 02/10/97      15,000      14,845,278
      5.23%........... 02/14/97      20,000      19,782,083
      5.22%........... 02/20/97      20,000      19,765,100
      5.32%........... 02/26/97      20,000      19,742,867
                                              -------------
                                                 97,962,306
                                              -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
  DISCOUNT NOTES  -- 8.1%
      5.40%........... 12/04/96      20,000      19,991,000
      5.34%........... 12/13/96      10,000       9,982,200
      5.19%........... 12/16/96      15,000      14,967,562
      5.22%........... 02/03/97      20,000      19,814,400
      5.24%........... 02/10/97      20,000      19,793,311
      5.22%........... 02/11/97      20,000      19,791,200
      5.23%........... 02/14/97      15,000      14,836,563
      5.23%........... 02/18/97      20,000      19,770,461
      5.22%........... 03/07/97      20,000      19,721,600
                                              -------------
                                                158,668,297
                                              -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES -- 11.3%
      5.43%........... 12/06/96      20,000      19,984,916
      5.38%........... 12/13/96      20,000      19,964,133
      5.23%........... 01/17/97      10,000       9,931,719
      5.39%........... 01/21/97      25,000      24,809,104
      5.23%........... 01/29/97      20,000      19,828,572
      5.23%........... 02/18/97      25,000      24,713,076
      5.23%........... 02/21/97      20,000      19,761,744
      5.20%........... 02/24/97      25,000      24,693,056
      5.22%........... 02/26/97      20,000      19,747,700
      5.24%........... 03/18/97      20,000      19,688,511
      5.25%........... 04/24/97      20,000      19,580,000
                                              -------------
                                                222,702,531
                                              -------------
  TOTAL AGENCY
    OBLIGATIONS............................     479,333,134
                                              -------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
COMMERCIAL PAPER -- 62.6%
AGRICULTURE -- 3.0%
  Canadian Wheat Board
    (P1, A1)
      5.25%........... 12/19/96  $   23,295  $   23,233,851
  Cargill Financial
    Services (P1, A1+)
      5.29%........... 01/24/97      15,000      14,880,975
  Cargill, Inc.
    (P1, A1+)
      5.43%........... 12/10/96      20,000      19,972,850
                                              -------------
                                                 58,087,676
                                              -------------
AUTOMOBILES -- 2.0%
  Ford Motor Credit
    Co. (P1, A1)
      5.33%........... 01/14/97      15,000      14,902,283
      5.32%........... 01/15/97      25,000      24,833,750
                                              -------------
                                                 39,736,033
                                              -------------
BUILDING & BUILDING SUPPLIES -- 1.3%
  Weyerhaeuser Co.
    (P1, A1)
      5.30%........... 01/07/97      15,000      14,918,292
      5.30%........... 01/10/97       5,000       4,970,556
      5.29%........... 01/27/97       5,000       4,958,121
                                              -------------
                                                 24,846,969
                                              -------------
CHEMICALS -- 1.3%
  E.I. duPont de Nemours & Co.
    (P1, A1+)
      5.25%........... 02/25/97      25,000      24,686,458
                                              -------------
CONSUMER NON-DURABLES -- 2.5%
  Clorox (P1, A1+)
      5.40%........... 12/23/96      16,000      15,947,200
  Colgate-Palmolive
    Co. (P1, A1)
      5.27%........... 12/30/96       5,400       5,377,076
  Procter & Gamble Co.
    (P1, A1+)
      5.27%........... 02/06/97       9,000       8,911,728

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA MONEY MARKET FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
CONSUMER NON-DURABLES -- CONTINUED
  Sara Lee Corp.
    (P1, A1+)
      5.28%........... 12/24/96  $   20,000  $   19,932,533
                                              -------------
                                                 50,168,537
                                              -------------
DIVERSIFIED -- 1.8%
  General Electric Capital Corp.
    (P1, A1+)
      5.33%........... 12/20/96      20,000      19,943,739
      5.32%........... 01/31/97      15,000      14,864,783
                                              -------------
                                                 34,808,522
                                              -------------
DRUGS & HEALTH CARE -- 2.6%
  Schering-Plough
    Corp. (P1, A1+)
      5.28%........... 12/03/96      14,745      14,740,675
      5.23%........... 12/18/96      15,950      15,910,608
      5.28%........... 01/28/97      20,000      19,829,867
                                              -------------
                                                 50,481,150
                                              -------------
ELECTRONICS -- 2.0%
  Vermont American
    Corp. (P1, A1+)
      5.30%........... 12/04/96       6,849       6,845,975
      5.28%........... 12/20/96      17,000      16,952,627
      5.24%........... 12/23/96      15,000      14,951,967
                                              -------------
                                                 38,750,569
                                              -------------
ENTERTAINMENT -- 0.5%
  Walt Disney Company, Inc. (P1, A1)
      5.38%........... 12/19/96      10,000       9,973,100
                                              -------------
FINANCE-CONDUIT -- 11.5%
  Ciesco, L.P. (P1, A1+)
      5.42%........... 12/11/96      15,000      14,977,417
      5.32%........... 01/09/97      15,000      14,913,550
      5.30%........... 01/14/97      12,000      11,922,267
      5.30%........... 01/17/97      20,000      19,861,611
      5.28%........... 01/22/97      13,000      12,900,853
  Corporate Asset
    Funding Co., Inc.
    (P1, A1+)
      5.42%........... 12/09/96      10,000       9,987,956
      5.35%........... 12/20/96      15,000      14,957,646

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
FINANCE-CONDUIT -- CONTINUED
      5.30%........... 01/24/97  $   10,000  $    9,920,500
      5.30%........... 01/30/97      10,000       9,911,667
      5.28%........... 02/21/97      20,000      19,759,467
      5.28%........... 02/27/97      10,000       9,870,933
  Delaware Funding
    Corp. (P1, A1+)
      5.32%........... 01/10/97      20,000      19,881,778
      5.31%........... 01/16/97      11,000      10,925,365
      5.33%........... 01/23/97      10,000       9,921,531
  Preferred
    Receivables
    Funding Corp.
    (P1, A1)
      5.25%........... 12/19/96      15,000      14,960,625
      5.40%........... 01/09/97      13,000      12,923,950
      5.32%........... 01/17/97       9,575       9,508,496
                                              -------------
                                                227,105,612
                                              -------------
FINANCIAL SERVICES -- 1.3%
  Transamerica
    Financial Corp.
    (P1, A1)
      5.25%........... 12/12/96      10,000       9,983,958
      5.29%........... 02/27/97      15,000      14,806,033
                                              -------------
                                                 24,789,991
                                              -------------
FOOD & BEVERAGE -- 7.8%
  Coca-Cola Co. (P1, A1+)
      5.23%........... 12/11/96      20,000      19,970,944
  Heinz (H.J.) Co. (P1, A1)
      5.25%........... 12/17/96       9,200       9,178,533
      5.25%........... 12/24/96      11,000      10,963,104
  Hershey Foods Corp.
    (P1, A1+)
      5.22%........... 12/12/96      24,000      23,961,720
  Kellogg Co. (P1, A1+)
      5.27%........... 12/30/96      14,900      14,836,745
  Nestle Capital Corp.
    (P1, A1+)
      5.23%........... 12/06/96      15,000      14,989,104
      5.40%........... 12/13/96      20,000      19,964,000

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA MONEY MARKET FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
FOOD & BEVERAGE -- CONTINUED
  Pepsico, Inc.
    (P1, A1)
      5.30%........... 01/24/97  $   20,000  $   19,841,000
  Sysco Corp.
    (P1, A1+)
      5.27%........... 01/14/97      20,000      19,871,178
                                              -------------
                                                153,576,328
                                              -------------
INSURANCE -- 4.6%
  American General
    Capital Services
    (P1, A1+)
      5.33%........... 12/18/96      20,000      19,949,661
  American General
    Corp. (P1, A1+)
      5.30%........... 01/21/97      15,000      14,887,375
  Chubb Capital Corp.
    (P1, A1+)
      5.23%........... 12/05/96      20,000      19,988,378
      5.25%........... 12/09/96      17,000      16,980,167
      5.25%........... 12/30/96      20,000      19,915,417
                                              -------------
                                                 91,720,998
                                              -------------
MACHINERY & HEAVY EQUIPMENT -- 1.0%
  John Deere Capital
    Corp. (P1, A1)
      5.40%........... 12/16/96      20,000      19,955,000
                                              -------------
OFFICE & BUSINESS EQUIPMENT -- 1.3%
  Xerox Credit Corp. (P1, A1)
      5.30%........... 01/23/97      25,000      24,804,931
                                              -------------
PRINTING & PUBLISHING -- 3.1%
  Donnelley (R.R.) &
    Sons Co. (P1, A1)
      5.29%........... 12/10/96      15,000      14,980,163
      5.24%........... 12/17/96      10,000       9,976,711
  Dow Jones & Co.
    (Private)
    (P1, A1+)
      5.25%........... 12/09/96      12,000      11,986,000
  Gannett Co., Inc.
    (P1, A1)
      5.25%........... 12/16/96      25,000      24,945,313
                                              -------------
                                                 61,888,187
                                              -------------
<Caption
                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
TECHNOLOGY -- 3.0%
  Hewlett-Packard Co.
    (P1, A1+)
      5.42%........... 12/03/96  $   20,000  $   19,993,978
  IBM Credit Corp.
    (P1, A1)
      5.31%........... 01/22/97      20,000      19,846,600
      5.32%........... 01/27/97      20,000      19,831,533
                                              -------------
                                                 59,672,111
                                              -------------
TELECOMMUNICATIONS -- 2.8%
  BellSouth
   Telecommunications,
    Inc. (P1, A1+)
      5.25%........... 12/06/96      11,000      10,991,979
      5.35%........... 12/11/96      14,000      13,979,194
      5.27%........... 02/25/97      15,000      14,811,158
  Motorola Credit
    Corp. (P1, A1+)
      5.25%........... 12/19/96      14,842      14,803,040
                                              -------------
                                                 54,585,371
                                              -------------
UTILITIES-ELECTRIC -- 2.0%
  Southern California
    Edison Co. (P1, A1)
      5.26%........... 12/12/96      10,000       9,983,928
      5.42%........... 12/19/96      12,000      11,967,480
      5.32%........... 01/10/97       5,000       4,970,444
      5.27%........... 01/16/97      13,000      12,912,459
                                              -------------
                                                 39,834,311
                                              -------------
UTILITIES-GAS -- 1.9%
  Northern Illinois
    Gas Co. (P1, A1+)
      5.35%........... 12/04/96      10,000       9,995,542
      5.25%........... 12/11/96       6,100       6,091,104
      5.29%........... 01/08/97      14,700      14,617,917
      5.30%........... 01/09/97       6,600       6,562,105
                                              -------------
                                                 37,266,668
                                              -------------

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA MONEY MARKET FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
UTILITIES-GAS & ELECTRIC -- 2.0%
  National Rural Utilities
    Cooperative Finance Corp.
    (P1, A1+)
      5.31%........... 01/10/97  $   10,000  $    9,941,000
      5.31%........... 01/28/97      15,000      14,871,675
      5.31%........... 01/29/97      15,000      14,869,463
                                              -------------
                                                 39,682,138
                                              -------------
UTILITIES-TELEPHONE -- 3.3%
  Ameritech Capital
    Corp. (P1, A1+)
      5.24%........... 12/17/96       9,700       9,677,410
  Ameritech Corp. (P1, A1+)
      5.28%........... 01/17/97      15,000      14,896,600
  Southwestern Bell
    Capital Corp.
    (P1, A1)
      5.29%........... 01/27/97      20,000      19,832,483
  Southwestern Bell
    Telephone Co.
    (P1, A1+)
      5.28%........... 01/31/97      20,000      19,821,067
                                              -------------
                                                 64,227,560
                                              -------------
  TOTAL COMMERCIAL
    PAPER..................................   1,230,648,220
                                              -------------
MASTER DEMAND NOTES -- 2.3%
  Metropolitan Life
    Insurance Co. (A)
      5.6263%......... 12/01/96      20,000      20,000,000
  PACCAR Financial (A)
    (P1, A1+)
      5.29%........... 12/03/96      25,000      25,000,000
  TOTAL MASTER
    DEMAND NOTES...........................      45,000,000
                                              -------------
                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
REPURCHASE AGREEMENTS -- 9.6%
  First Boston
      5.38%........... 12/02/96  $  100,000  $  100,000,000
      (Agreement dated on 11/27/96 to be
      repurchased at $100,074,722 on
      12/2/96, collateralized by
      $50,000,000 Federal Home Loan
      Mortgage Corp., 7.00% due 11/01/26;
      $50,000,000 Federal Home Loan
      Mortgage Corp., 7.00% due 11/01/26;
      $2,645,000 Federal Home Loan Mortgage
      Corp., 7.00% due 11/01/26. The market
      value of the collateral is
      $102,003,469.)

  Smith Barney Capital Corp.
      5.37%........... 12/02/96      85,000      85,000,000
      (Agreement dated 11/27/96 to be
      repurchased at $85,063,396 on
      12/02/96, collateralized by
      $8,490,000 Federal National Mortgage
      Association, 7.125% due 10/06/03;
      $15,000,000 Federal National Mortgage
      Association, 7.700% due 8/10/04;
      $20,000,000 Federal Home Loan
      Mortgage Corp. 8.22% due 6/19/06;
      $20,000,000 Federal National Mortgage
      Association, 7.27% due 07/27/26;
      $20,000,000 Federal National Mortgage
      Association, 8.00% due 09/25/26. The
      market value of the collateral is
      $87,457,862.)

  Smith Barney Capital Corp.
      5.78%........... 12/02/96       5,000       5,000,000
      (Agreement dated 11/29/96 to be
      repurchased at $5,002,408 on 12/2/96,
      collateralized by $5,015,000 U.S.
      Treasury Note, 6.00% due 08/31/97.
      The market value of the collateral is
      $5,109,783)

  TOTAL REPURCHASE
    AGREEMENTS.............................     190,000,000
                                              -------------

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA MONEY MARKET FUND
(UNAUDITED)

                                 NUMBER OF
                                   SHARES
                                 ----------
TEMPORARY INVESTMENT -- 1.1%
    Financial Square Prime
        Obligation Portfolio...  21,500,727  $   21,500,727
                                             --------------
TOTAL INVESTMENTS -- 100.0%                  $1,966,482,081
    (Cost $1,966,482,081*)                   ==============

---------------
 * Also cost for Federal income tax purposes.

(A) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown represent interest rates of the security in effect as of November 30, 1996. Dates shown represent the latter of the demand date or the next interest rate change date, which is considered the maturity date for financial reporting purposes.

                             See Accompanying Notes

[LOGO]                      FINANCIAL HIGHLIGHTS

                            ARMADA MONEY MARKET FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                         FOR THE SIX MONTHS
                          ENDED NOVEMBER 30,                                                                      FOR THE YEAR
                                1996                       FOR THE YEAR                   FOR THE YEAR            ENDED MAY 31,
                            (UNAUDITED)                 ENDED MAY 31, 1996             ENDED MAY 31, 1995             1994
                     --------------------------     --------------------------     --------------------------     -------------
                     INSTITUTIONAL      RETAIL      INSTITUTIONAL      RETAIL      INSTITUTIONAL      RETAIL      INSTITUTIONAL
                     -------------     --------     -------------     --------     -------------     --------     -------------
Net asset value,
 beginning of
 period..............  $      1.00     $   1.00      $      1.00      $   1.00      $      1.00      $   1.00       $    1.00
                     -------------     --------     -------------     --------     -------------     --------          ------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
   income............          .03          .02              .05           .05              .05           .05             .03
LESS DISTRIBUTIONS
 Dividends from net
   investment
   income............         (.03)        (.02)            (.05)         (.05)            (.05)         (.05)           (.03)
                     -------------     --------     -------------     --------     -------------     --------          ------
Net asset value,
 end of period.......  $      1.00     $   1.00      $      1.00      $   1.00      $      1.00      $   1.00       $    1.00
                     ===============   ========     ===============   ========     ===============   ========     ===============
TOTAL RETURN.........         5.18%(3)     5.07%(3)         5.45%         5.35%            5.11%         5.01%           2.91%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of
 period (in 000's)...  $ 1,614,166     $343,516      $ 1,344,414      $343,087      $ 1,083,243      $175,192       $ 743,377
Ratio of expenses to
 average net
 assets..............          .36%(1,3)    .46%(2,3)        .37%(1)       .47%(2)          .37%(1)       .47%(2)         .43%(1)
Ratio of net
 investment income to
 average net assets..         5.06%(1,3)   4.96%(2,3)       5.30%(1)      5.18%(2)         5.07%(1)      5.12%(2)        2.94%(1)


                                           FOR THE YEAR                   FOR THE YEAR
                                        ENDED MAY 31, 1993             ENDED MAY 31, 1992
                                    --------------------------     --------------------------
                        RETAIL      INSTITUTIONAL      RETAIL      INSTITUTIONAL      RETAIL
                       --------     -------------     --------     -------------     --------
Net asset value,
 beginning of
 period..............  $   1.00       $    1.00       $   1.00       $    1.00       $   1.00
                       --------          ------       --------          ------       --------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
   income............       .03             .03            .03             .05            .04
LESS DISTRIBUTIONS
 Dividends from net
   investment
   income............      (.03)           (.03)          (.03)           (.05)          (.04)
                       --------          ------       --------          ------       --------
Net asset value,
 end of period.......  $   1.00       $    1.00       $   1.00       $    1.00       $   1.00
                       ========     ===============   ========     ===============   ========
TOTAL RETURN.........      2.81%           2.93%          2.82%           4.59%          4.50%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of
 period (in 000's)...  $ 67,229       $ 399,191       $ 57,710       $ 352,578       $ 28,497
Ratio of expenses to
 average net
 assets..............       .53%(2)         .43%           .53%            .43%           .53%
Ratio of net
 investment income to
 average net assets..      2.78%(2)        2.89%          2.79%           4.51%          4.41%

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the period ended November 30, 1996 would have been .46% and 4.96%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .48% and 5.19%, and .48% and 4.96%, respectively. The operating expense ratio and net investment income ratio before fee waiver by the Investment Advisers for the Institutional class for the year ended May 31, 1994 would have been .45% and 2.92%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1996 would have been .56% and 4.86%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .58% and 5.07%, and .58% and 5.01%, respectively. The operating expense ratio and net investment income ratio before fee waiver by the Investment Advisers for the Retail class for the year ended May 31, 1994 would have been .55% and 2.76%, respectively.

(3) Annualized.

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA GOVERNMENT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
AGENCY OBLIGATIONS -- 84.2%
FEDERAL FARM CREDIT BANK
  DISCOUNT NOTES -- 17.6%
      5.22%........... 12/05/96  $   11,000  $   10,993,620
      5.36%........... 12/05/96       5,000       4,997,022
      5.18%........... 12/09/96      10,130      10,118,339
      5.18%........... 12/10/96      18,290      18,266,314
      5.36%........... 12/11/96       8,200       8,187,791
      5.20%........... 12/13/96       5,000       4,991,334
      5.20%........... 12/16/96       6,500       6,485,917
      5.27%........... 12/18/96       5,000       4,987,557
      5.21%........... 12/23/96       4,125       4,111,866
      5.22%........... 12/27/96      16,000      15,939,680
      5.23%........... 12/30/96       7,000       6,970,509
      5.26%........... 01/03/97       5,000       4,975,892
      5.24%........... 01/06/97      10,000       9,947,600
      5.24%........... 01/08/97       5,000       4,972,344
      5.21%........... 01/16/97      10,335      10,266,198
      5.22%........... 01/21/97      10,525      10,447,168
      5.26%........... 01/27/97       5,000       4,958,358
      5.21%........... 01/28/97      10,000       9,916,061
      5.20%........... 02/11/97      10,000       9,896,000
      5.22%........... 02/24/97       4,300       4,247,003
      5.235%.......... 03/07/97      10,000       9,860,400
                                             --------------
                                                175,536,973
                                             --------------
FEDERAL FARM CREDIT BANK
  INTEREST BEARING NOTES -- 0.5%
      5.32%........... 02/03/97       5,000       5,000,000
                                             --------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
FEDERAL HOME LOAN BANK
    DISCOUNT BONDS -- 19.3%
      5.24%........... 12/04/96  $   10,000  $    9,995,633
      5.21%........... 12/19/96       7,150       7,131,374
      5.21%........... 01/02/97      10,000       9,953,689
      5.21%........... 01/02/97       4,715       4,693,164
      5.22%........... 01/02/97      17,300      17,219,728
      5.19%........... 01/03/97       9,000       8,957,183
      5.21%........... 01/09/97      10,000       9,943,558
      5.235%.......... 01/09/97      15,000      14,914,931
      5.44%........... 01/14/97      13,080      12,993,033
      5.20%........... 01/15/97      15,000      14,902,500
      5.20%........... 01/16/97      15,000      14,900,333
      5.23%........... 01/17/97      18,905      18,775,916
      5.22%........... 01/21/97       8,270       8,208,843
      5.21%........... 01/23/97      11,240      11,153,786
      5.20%........... 02/13/97      20,000      19,786,222
      5.22%........... 02/20/97      10,000       9,882,550
                                             --------------
                                                193,412,443
                                             --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
  DISCOUNT NOTES -- 22.4%
      5.17%........... 12/03/96      10,000       9,997,128
      5.40%........... 12/04/96      10,000       9,995,500
      5.21%........... 12/06/96       9,765       9,757,934
      5.28%........... 12/06/96       5,000       4,996,333
      5.21%........... 12/11/96      10,000       9,985,528
      5.34%........... 12/13/96      10,812      10,792,755
      5.21%........... 12/26/96      15,000      14,945,729
      5.23%........... 01/07/97      10,000       9,946,247
      5.215%.......... 01/24/97      20,000      19,843,550
      5.21%........... 01/27/97       7,000       6,942,256
      5.21%........... 01/31/97      25,000      24,779,299
      5.22%........... 02/03/97      15,000      14,860,800
      5.215%.......... 02/06/97      20,000      19,805,886
      5.22%........... 02/12/97      13,000      12,862,395
      5.23%........... 02/14/97      15,000      14,836,563
      5.23%........... 02/18/97      15,000      14,827,846
      5.22%........... 02/19/97      15,000      14,826,000
                                             --------------
                                                224,001,749
                                             --------------

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA GOVERNMENT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES -- 19.1%
      5.36%........... 12/12/96  $   20,000  $   19,967,244
      5.37%........... 12/12/96      20,000      19,967,183
      5.18%........... 12/19/96       7,825       7,804,733
      5.22%........... 12/20/96      10,000       9,972,450
      5.21%........... 12/27/96      10,000       9,962,372
      5.22%........... 12/30/96      10,000       9,957,950
      5.225%.......... 01/22/97      10,000       9,924,528
      5.21%........... 01/23/97      10,000       9,923,297
      5.22%........... 01/24/97       5,000       4,960,850
      5.25%........... 01/30/97      15,000      14,868,750
      5.24%........... 02/04/97      15,000      14,858,083
      5.21%........... 02/10/97      20,000      19,794,494
      5.22%........... 02/26/97      10,000       9,873,850
      5.20%........... 02/27/97      20,000      19,745,778
      5.24%........... 03/18/97      10,000       9,844,256
                                             --------------
                                                191,425,818
                                             --------------
STUDENT LOAN MARKETING
    ASSOCIATION DISCOUNT NOTES -- 5.3%
      5.19%........... 12/16/96      20,000      19,956,750
      5.22%........... 12/18/96      10,000       9,975,350
      5.27%........... 12/18/96      10,000       9,975,114
      5.21%........... 12/20/96      13,000      12,964,254
                                             --------------
                                                 52,871,468
                                             --------------
  TOTAL AGENCY
    OBLIGATIONS............................     842,248,451
                                             --------------
REPURCHASE AGREEMENTS -- 15.0%
  First Boston
      5.38%........... 12/02/96     100,000     100,000,000
      (Agreement dated 11/27/96 to be
      repurchased at $100,074,722 on
      12/2/96; collateralized by
      $102,645,000 Federal Home Loan
      Mortgage Corporation, 7.00% on
      11/1/26. The market value of the
      Collateral is $102,003,469.)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
REPURCHASE AGREEMENTS -- CONTINUED

  Smith Barney Capital Corp.
      5.37%........... 12/02/96  $   35,000  $   35,000,000
      (Agreement dated 11/27/96 to be
      repurchased at $35,026,104 on
      12/2/96; collateralized by
      $20,000,000 Federal National Mortgage
      Association, due 12/5/96; $15,800,000
      Federal Home Loan Mortgage Corp.,
      6.405% due 11/13/00. The market value
      of the collateral is $36,029,080.)

  Smith Barney Capital Corp.
      5.78%........... 12/02/96      15,000      15,000,000
      (Agreement dated 11/29/96 to be
      repurchased at $15,007,225 on
      12/2/96; collateralized by
      $10,180,000 U.S. Treasury Bond,
      13.75% due 8/15/04. The market value
      of the collateral is $15,300,031.)

  TOTAL REPURCHASE
      AGREEMENTS...........................     150,000,000
                                             --------------












                                 NUMBER OF
                                   SHARES
                                 ----------
TEMPORARY INVESTMENT -- 0.8%
    Goldman Sachs
        Financial Square
        Government Fund........   7,756,959       7,756,959
                                             --------------
TOTAL INVESTMENTS -- 100.0%                  $1,000,005,410
    (Cost $1,000,005,410*)                   ==============

---------------
* Also cost for Federal income tax purposes.

                             See Accompanying Notes

[LOGO]                      FINANCIAL HIGHLIGHTS

                            ARMADA GOVERNMENT FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           FOR THE SIX MONTHS                                                                    FOR THE YEAR
                        ENDED NOVEMBER 30, 1996             FOR THE YEAR                  FOR THE YEAR           ENDED MAY 31,
                              (UNAUDITED)                ENDED MAY 31, 1996            ENDED MAY 31, 1995            1994
                       --------------------------    --------------------------    --------------------------    -------------
                       INSTITUTIONAL      RETAIL     INSTITUTIONAL      RETAIL     INSTITUTIONAL      RETAIL     INSTITUTIONAL
                       -------------     --------    -------------     --------    -------------     --------    -------------
Net asset value,
 beginning of period...   $    1.00      $   1.00      $    1.00       $   1.00      $    1.00       $   1.00      $    1.00
                             ------      --------         ------       --------         ------       --------         ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
   income..............         .03           .02            .05            .05            .05            .05            .03
LESS DISTRIBUTIONS
Dividends from net
 investment income.....        (.03)         (.02)          (.05)          (.05)          (.05)          (.05)          (.03)
                             ------      --------         ------       --------         ------       --------         ------
Net asset value,
 end of period.........   $    1.00      $   1.00      $    1.00       $   1.00      $    1.00       $   1.00      $    1.00
                        ===========      ========    ===========       ========    ===========       ========    ===========
TOTAL RETURN...........        5.14%(3)      5.03%(3)        5.41%         5.31%          4.97%          4.87%          2.91%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of
 period (in 000's).....   $ 839,571      $155,960      $ 741,894       $131,194      $ 618,058       $ 19,174      $ 768,337
Ratio of expenses to
 average net assets....         .36%(1,3)     .46%(2,3)      .36%(1)        .46%(2)        .39%(1)        .51%(2)        .42%(1)
Ratio of net investment
 income to average
 net assets............        5.02%(1,3)    4.92%(2,3)     5.27%(1)       5.13%(2)       4.83%(1)       5.01%(2)       2.92%(1)


                                            FOR THE YEAR                  FOR THE YEAR
                                         ENDED MAY 31, 1993            ENDED MAY 31, 1992
                                     --------------------------    --------------------------
                          RETAIL     INSTITUTIONAL      RETAIL     INSTITUTIONAL      RETAIL
                         --------    -------------     --------    -------------     --------
Net asset value,
 beginning of period...  $   1.00      $    1.00       $   1.00      $    1.00       $   1.00
                         --------         ------       --------         ------       --------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
   income..............       .03            .03            .03            .05            .04
LESS DISTRIBUTIONS
Dividends from net
 investment income.....      (.03)          (.03)          (.03)          (.05)          (.04)
                         --------         ------       --------         ------       --------
Net asset value,
 end of period.........  $   1.00      $    1.00       $   1.00      $    1.00       $   1.00
                         ========    ===========       ========    ===========       ========
TOTAL RETURN...........      2.80%          2.91%          2.81%          4.65%          4.55%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of
 period (in 000's).....  $  6,945      $ 272,809       $ 11,050      $ 148,389       $  2,234
Ratio of expenses to
 average net assets....       .52%(2)        .45%(1)        .55%(2)        .45%(1)        .55%(2)
Ratio of net investment
 income to average
 net assets............      2.75%(2)       2.84%(1)       2.74%(2)       4.49%(1)       4.39%(2)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the period ended November 30, 1996 would have been .46% and 4.92%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .47% and 5.16%, and .50% and 4.72%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994, 1993, and 1992 would have been .44% and 2.90%, .46% and 2.82%, and .46% and 4.48%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1996 would have been .56% and 4.82%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .57% and 5.02%, and .63% and 4.90%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994, 1993, and 1992 would have been .54% and 2.73%, .56% and 2.72%, and .56% and 4.38%, respectively.

(3) Annualized.

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA TREASURY FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
U.S. TREASURY OBLIGATIONS -- 92.3%
  U.S. TREASURY BILLS
      5.10%........... 12/05/96  $   10,000  $    9,994,333
      5.055%.......... 12/12/96      10,000       9,984,554
      5.07%........... 12/12/96      15,000      14,976,763
      5.11%........... 12/12/96      10,000       9,984,386
      4.90%........... 12/19/96      15,000      14,963,250
      5.125%.......... 12/19/96       5,000       4,987,188
      5.13%........... 12/19/96      10,000       9,974,350
      5.165%.......... 12/19/96      10,000       9,974,175
      4.92%........... 01/02/97      15,000      14,934,400
      5.04%........... 01/02/97       5,000       4,977,600
      5.065%.......... 01/02/97      25,000      24,887,444
      5.09%........... 01/02/97      20,000      19,909,511
      5.06%........... 01/09/97      20,000      19,890,367
      4.98%........... 01/16/97      15,000      14,904,550
      4.99%........... 01/23/97      20,000      19,853,072
      5.015%.......... 02/06/97      10,000       9,906,665
      5.03%........... 02/06/97      10,000       9,906,386
      5.025%.......... 02/13/97      10,000       9,896,708
      5.005%.......... 02/20/97      10,000       9,887,388
      5.0275%......... 02/27/97      25,000      24,692,764
      5.055%.......... 03/06/97      10,000       9,866,604
      5.00%........... 03/20/97      15,000      14,772,917
      5.065%.......... 04/17/97      15,000      14,710,873
                                             --------------
  TOTAL U.S. TREASURY
    OBLIGATIONS............................     307,836,248
                                             --------------

                                 NUMBER OF
                                   SHARES        VALUE
                                 ----------  --------------
TEMPORARY INVESTMENTS -- 7.7%
  Federated Investors U.S.
    Treasury Cash Reserves.....  14,238,171  $   14,238,171
  Goldman Sachs Treasury
      Instruments Portfolio....  11,540,122      11,540,122
                                             --------------
  TOTAL TEMPORARY
      INVESTMENTS..........................      25,778,293
                                             --------------
TOTAL INVESTMENTS -- 100.0%                  $  333,614,541
    (Cost $333,614,541*)                     ==============

---------------
* Also cost for Federal income tax purposes.

                             See Accompanying Notes

[LOGO]                      FINANCIAL HIGHLIGHTS

                            ARMADA TREASURY FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       FOR THE SIX MONTHS
                                    ENDED NOVEMBER 30, 1996              FOR THE YEAR                 FOR THE PERIOD
                                          (UNAUDITED)                 ENDED MAY 31, 1996            ENDED MAY 31, 1995
                                   --------------------------     --------------------------     -------------------------
                                   INSTITUTIONAL      RETAIL      INSTITUTIONAL      RETAIL      INSTITUTIONAL(3)  RETAIL(4)
                                   -------------     --------     -------------     --------     -------------     -------
Net asset value, beginning of
  period                             $    1.00       $   1.00       $    1.00       $   1.00       $    1.00       $  1.00
                                   -------------     --------     -------------     --------     -------------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    .02            .02             .05            .05             .05           .02
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                (.02)          (.02)           (.05)          (.05)           (.05)         (.02)
                                   -------------     --------     -------------     --------     -------------     -------
Net asset value, end of period       $    1.00       $   1.00       $    1.00       $   1.00       $    1.00       $  1.00
                                   ============      =========    ============      =========    ============      =======
TOTAL RETURN                              4.90%(5)       4.80%(5)        5.07%          4.97%           4.86%(5)      5.41%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  000's)                             $ 326,807       $  5,397       $ 312,255       $  4,355       $ 142,877       $   366
Ratio of expenses to average net
  assets                                   .37%(1,5)      .47%(2,5)       .41%(1)        .52%(2)         .43%(1,5)     .56%(2,5)
Ratio of net investment income to
  average net assets                      4.79%(1,5)     4.69%(2,5)      4.88%(1)       4.77%(2)        4.78%(1,5)    5.35%(2,5)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the period ended November 30, 1996 would have been .42% and 4.74%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the year ended May 31, 1996 and for the period ended May 31, 1995 would have been .47% and 4.82%, and .49% and 4.72%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1996 would have been .52% and 4.64%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the year ended May 31, 1996 and for the period ended May 31, 1995 would have been .58% and 4.71%, and .63% and 5.28%, respectively.

(3) Institutional class commenced operations on June 16, 1994.

(4) Retail class commenced operations on December 22, 1994.

(5) Annualized.

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA TAX EXEMPT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
MUNICIPAL BONDS -- 99.2%
ALABAMA -- 0.3%
  Montgomery Pollution Control
    & Solid Waste Disposal
    (General Electric Company
    Project P-1, A-1+)
      3.40%........... 02/03/97  $    1,000  $    1,000,000
                                             --------------
ALASKA -- 4.3%
  Valdez Marine Terminal
    Revenue Bond (Arco
    Transportation Alaska, Inc.
    Project)
    Series 1994-A (VMIG-1, A-1)
      3.65%........... 01/29/97       5,000       5,000,000
      3.65%........... 01/31/97       5,000       5,000,000
    Series 1994-B (VMIG-1, A-1) (A)
      3.70%........... 12/07/96       6,000       6,000,000
                                             --------------
                                                 16,000,000
                                             --------------
ARIZONA -- 3.8%
  Maricopa County Industrial
    Development Authority,
    Series 1985-B2 Samaritan
    Health Service Systems
    (MBIA) (VMIG-1, A-1) (A)
      4.00%........... 12/01/96       2,500       2,500,000
  Maricopa County Pollution
    Control Revenue Bonds
    (Southern California
    Edison)
    Series D (P-1, A-1)
      3.65%........... 12/12/96       1,600       1,600,000
      3.70%........... 01/14/97       2,650       2,650,000
      3.70%........... 01/24/97       2,000       2,000,000
    Series E (P-1, A-1)
      3.65%........... 12/12/96       1,850       1,850,000
      3.50%........... 12/17/96       2,000       2,000,000
    Series F (P-1, A-1)
      3.50%........... 12/17/96       1,600       1,600,000
                                             --------------
                                                 14,200,000
                                             --------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
COLORADO -- 1.3%
  University of Colorado Regents Enterprise
    System Adjustable Tender Revenue Bond
    Series 1996-A (VMIG-1, A-1+) (A)
      3.50%........... 12/07/96  $    5,000  $    5,000,000
                                             --------------
FLORIDA -- 6.5%
  Gainesville Utilities System
    Series C (P-1, NR)
      3.65%........... 12/09/96       1,126       1,126,000
      3.60%........... 12/16/96       1,000       1,000,000
      3.65%........... 12/16/96       1,505       1,505,000
      3.50%........... 02/14/97       5,507       5,507,000
      3.55%........... 02/20/97       1,000       1,000,000
  Hillsborough County Industrial
    Development Authority Pollution Control
    Revenue Bond (Tampa Electric Company
    Project) Series 1990 (Aa2, Aa) (A)
      4.15%........... 12/01/96       6,005       6,005,000
  Jacksonville Pollution Control Revenue
    Refunding Bonds (Florida Power & Light
    Company Project) (VMIG-1, A-1+) (A)
      3.65%........... 01/10/97       3,000       3,000,000
      3.55%........... 02/19/97       3,200       3,200,000
      3.55%........... 02/28/97       1,700       1,700,000
                                             --------------
                                                 24,043,000
                                             --------------
GEORGIA -- 3.0%
  Downtown Savannah Parking Authority
    (VMIG-1, A-1+) (A)
      3.55%........... 12/07/96       2,000       2,000,000
  Georgia Municipal Gas Authority Gas
    Revenue Bond (Southern Portfolio I)
    (LOC Wachovia) (NR, A-1+)
      3.50%........... 03/10/97       2,000       2,000,000
  Georgia Tech Foundation Facility,
    Series 1992-A (NR, A-1+) (A)
      3.50%........... 12/07/96       3,900       3,900,000
    Series 1992-B (NR, A-1+) (A)
      3.50%........... 12/07/96       3,100       3,100,000
                                             --------------
                                                 11,000,000
                                             --------------

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA TAX EXEMPT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
ILLINOIS -- 2.1%
  Illinois Educational Facility Authority
    Revenue Bond (Northwestern University)
    Series 1988 (VMIG-1, A-1+) (A)
      3.60%........... 12/07/96  $    7,836  $    7,836,000
                                             --------------
INDIANA -- 8.6%
  Evansville Economic Development Bond
    (Ball Corp Project) (LOC Wachovia) (NR,
    A-1+) (A)
      3.60%........... 12/07/96       1,500       1,500,000
  Indiana Health Facility Finance Authority
    Capital Access Designated Pool, Series
    1989-B (LOC Bank One
      Indianapolis)
        (VMIG-1, A-1+) (A)
      3.65%........... 12/07/96       1,900       1,900,000
    Series 1990 (LOC Bank One Indianapolis)
        (VMIG-1, A-1+) (A)
      3.65%........... 12/07/96       3,915       3,915,000
  Indiana Hospital Equipment Finance
    Authority Revenue Bond, Series 1985-A
    (MBIA) (VMIG-1, A-1+) (A)
      3.65%........... 12/07/96       7,800       7,800,000
  Mt. Vernon Pollution Contro1 and Solid
    Waste Disposal (General Electric)
    Series A (P-1, A-1+)
      3.60%........... 12/18/96       2,935       2,935,000
  Purdue University Trustees Student Fee
    Bond
    Series E (VMIG-1, A-1+) (A)
      3.50%........... 12/07/96         900         900,000
    Series H (VMIG-1, A-1+) (A)
      3.45%........... 12/07/96       6,000       6,000,000
    Series L (VMIG-1, A-1+) (A)
      3.45%........... 12/07/96       7,000       7,000,000
                                             --------------
                                                 31,950,000
                                             --------------
KANSAS -- 3.8%
  Kansas Department of Highways Revenue
    Bond Series B (VMIG-1, A-1+) (A)
      3.40%........... 12/07/96      14,000      14,000,000
                                             --------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
LOUISIANA -- 6.0%
  East Baton Rouge Pollution Control
    Revenue Bond (Exxon Project)
    (VMIG-1, A-1+) (A)
      4.00%........... 12/01/96  $    6,500  $    6,500,000
  Plaquemines Port Harbor Terminal Coal
    Transfer
    Series A (A-1, A-1+)
      3.70%........... 12/05/96       2,000       2,000,000
      3.75%........... 12/05/96       3,000       3,000,000
      3.65%........... 02/06/97       2,000       2,000,000
    Series C (P-1, A-1+)
      3.65%........... 12/05/96       2,000       2,000,000
      3.70%........... 02/05/97       1,400       1,400,000
      3.65%........... 02/06/97       2,600       2,600,000
  St. Charles Pollution Control Revenue
    Bonds (Shell Oil Company Project)
    Series 1985 (NR, A-1+) (A)
      3.35%........... 12/07/96       2,850       2,850,000
                                             --------------
                                                 22,350,000
                                             --------------
MICHIGAN -- 1.2%
  Kalamazoo Michigan Tax Anticipation Note
    (MIG-1)
      3.75%........... 12/31/96       4,501       4,500,667
                                             --------------
MINNESOTA -- 6.6%
  Becker Pollution Control Revenue Bond
    (Northern States Power)
    Series 1992-A (P-1, A-1+)
      3.60%........... 12/04/96       3,000       3,000,000
      3.65%........... 01/08/97       2,000       2,000,000
      3.60%........... 01/10/97       1,400       1,400,000
    Series 1993 (VMIG-1, A-1+)
      3.60%........... 12/17/96       1,000       1,000,000
    Series A
      3.50%........... 03/13/97       1,000       1,000,000
    Series B (VMIG-1, A-1+)
      3.55%........... 03/03/97       2,200       2,200,000
  University of Minnesota Regents
    Commercial Paper
    Series A (P-1, A-1+)
      3.55%........... 12/03/96       2,000       2,000,000
      3.55%........... 12/05/96       2,525       2,525,000

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA TAX EXEMPT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
MINNESOTA -- CONTINUED
Series B (P-1, A-1+)
      3.45%........... 12/05/96  $    1,500  $    1,500,000
    Series J (VMIG-1, A-1+)
      3.65%........... 01/31/97       1,000       1,000,000
      3.55%........... 02/19/97       2,100       2,100,000
      3.60%........... 02/25/97       1,765       1,765,000
    Series 1985-H (VMIG-1, A-1+)
      3.60%........... 12/13/96       3,050       3,050,000
                                             --------------
                                                 24,540,000
                                             --------------
MISSISSIPPI -- 2.5%
  Forest Industrial Development Revenue
    Bond (Sara Lee Corp Project) Series
    1992 (NR, A-1+) (A)
      3.60%........... 12/07/96       8,000       8,000,000
  Jackson County General Obligation Bond
    Water System (Chevron Project) Series
    1994 (VMIG-1, NR)
      3.70%........... 02/03/97       1,200       1,200,000
                                             --------------
                                                  9,200,000
                                             --------------
MISSOURI -- 2.4%
  Missouri Health & Educational Facility
    Authority (Sisters of Mercy)
    Series C (VMIG-1, A-1+) (A)
      3.40%........... 12/07/96       2,100       2,100,000
    Series D (VMIG-1, A-1+) (A)
      3.40%........... 12/07/96       2,000       2,000,000
  Missouri Health & Educational Facility
    Authority Revenue Bonds (Washington
    University Project)
    Series A (VMIG-1, A-1+) (A)
      3.60%........... 12/07/96       4,000       4,000,000
    Series D (VMIG-1, A-1+) (A)
      3.95%........... 12/01/96       1,000       1,000,000
                                             --------------
                                                  9,100,000
                                             --------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
MONTANA -- 1.8%
  Forsyth Pollution Control Revenue Bond
    (Portland General Electric Co.)
    Series 1983-B (P-1, A-1+) (A)
      3.50%........... 12/07/96  $    6,800  $    6,800,000
                                             --------------
NEVADA -- 1.9%
  Clark County Airport Improvement Revenue
    Bond Series 1995-A (LOC Toronto
    Dominion) (VMIG-1, A-1+) (A)
      3.50%........... 12/07/96       6,900       6,900,000
                                             --------------
NEW MEXICO -- 1.9%
  Hurley Pollution Control Revenue Bond
    (Kennecott Santa Fe Corp Project)
    Series 1985 (P-1, A-1+) (A)
      4.20%........... 12/01/96       7,000       7,000,000
                                             --------------
NORTH CAROLINA -- 2.9%
  North Carolina Educational Facility
    Authority (Bowman Gray School of
    Medicine) (LOC Wachovia)
    (VMIG-1, NR) (A)
      3.40%........... 12/07/96      10,600      10,600,000
                                             --------------
OHIO -- 11.9%
  Akron Sanitation & Sewer System Revenue
    Bond Series 1994 (LOC Credit Suisse)
    (VMIG-1, NR) (A)
      3.55%........... 12/07/96         890         890,000
  Brecksville & Broadview Heights City
    School District Ohio School Improvement
    Notes
    Series 1996 (VMIG-1, NR)
      3.90%........... 01/17/97       5,903       5,902,506
  Cuyahoga County Hospital Revenue Bond
    (Cleveland Clinic Foundation) Series
    1996-B (VMIG-1, A-1+) (A)
      3.55%........... 12/04/96       5,800       5,800,000

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA TAX EXEMPT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
OHIO -- CONTINUED
Cuyahoga County Ohio Hospital Revenue
(Cleveland Clinic Foundation)
(LOC Morgan Guaranty)
(VMIG-1, A-1+) (A)
      3.55%........... 12/07/96  $    3,000  $    3,000,000
  Ohio State University General Receipts,
    Series 1985-B (VMIG-1, A-1+) (A)
      3.50%........... 12/07/96         500         500,000
    Series 1986-B (VMIG-1, A-1+) (A)
      3.30%........... 12/07/96      13,265      13,265,000
  State of Ohio Higher Education Facility
    Authority (Oberlin College), (LOC Bank
    of Tokyo) (VMIG-1, A-1+) (A)
      3.55%........... 12/07/96       4,450       4,450,000
  Summit County Bond Anticipation Note
    Series C (MIG-1)
      4.375%.......... 11/20/97       1,727       1,726,592
  University of Cincinnati General Receipts
    Bond Anticipation Note
    Series AA (VMIG-1, SP1+)
      3.89%........... 03/20/97       1,001       1,000,835
    Series N (MIG-1, SP-1)
      3.75%........... 03/20/97       3,505       3,504,507
    Series T (MIG-1, SP1+)
      4.25%........... 08/28/97       4,213       4,213,907
                                             --------------
                                                 44,253,347
                                             --------------
PENNSYLVANIA -- 0.6%
  College Township Industrial Development
    Authority (Ball Corp Project) Series
    1993 (LOC Wachovia Bank) (NR, A-1) (A)
      3.60%........... 12/07/96       2,200       2,200,000
                                             --------------
TENNESSEE -- 2.3%
  Vanderbilt University Health & Education
    (Nashville & Davidson) (VMIG-1, A-1+)
      3.60%........... 12/11/96       3,700       3,700,000
      3.60%........... 01/23/97       5,010       5,010,000
                                             --------------
                                                  8,710,000
                                             --------------
                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
TEXAS -- 10.5%
  Angelina and Neches River Authority IDC
    Solid Waste Disposal (TEEC, Inc.
    Temple-Inland) Series B (LOC Credit
    Suisse) (VMIG-1, NR) (A)
      4.10%........... 12/01/96  $    2,200  $    2,200,000
    Series C (LOC Credit Suisse)
      (VMIG-1, NR) (A)
      4.10%........... 12/01/96       4,600       4,600,000
    Series D (LOC Credit Suisse)
      (VMIG-1, NR) (A)
      4.10%........... 12/01/96       3,700       3,700,000
    Series E (LOC Credit Suisse)
      (VMIG-1, NR) (A)
      4.10%........... 12/01/96       5,200       5,200,000
  Harris County Health Facilities
    Development Corporation Revenue Bond
    (Methodist Hospital) Series 1994 (LOC
    Morgan Guaranty Trust) (NR, A-1+) (A)
      4.10%........... 12/01/96       1,500       1,500,000
  Red River Authority of Texas, Pollution
    Control Revenue Bond (Southwestern
    Public Service Company Project)
    (VMIG-1, A-1+) (A)
      3.45%........... 12/07/96      16,600      16,600,000
  Texas Tax & Revenue Anticipation Note
    (MIG-1, SP1+)
      4.75%........... 08/29/97       5,031       5,030,873
                                             --------------
                                                 38,830,873
                                             --------------
UTAH -- 1.3%
  Emery County Pollution Control Revenue
    Bond (Pacificorp Project)
    (VMIG-1, A-1+) (A)
      3.65%........... 12/07/96       1,000       1,000,000
  Intermountain Power Agency Power Supply
    Series F-2 (VMIG-1, A-1+)
      3.50%........... 02/24/97       4,000       4,000,000
                                             --------------
                                                  5,000,000
                                             --------------

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA TAX EXEMPT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
VERMONT -- 1.3%
  Vermont State General Obligation
    Commercial Paper Revenue Anticipation
    Note Series I (NR, A-1+)
      3.60%........... 12/17/96  $    3,000  $    3,000,000
    Series J (NR, A-1+)
      3.45%........... 04/03/97       2,000       2,000,000
                                             --------------
                                                  5,000,000
                                             --------------
VIRGINIA -- 3.3%
  Commonwealth of Virginia General
    Obligation Bond Anticipation Note
    Series 1996 (P-1, A-1+)
      3.55%........... 02/21/97       2,500       2,500,000
      3.60%........... 02/27/97       3,000       3,000,000
      3.50%........... 02/28/97       3,000       3,000,000
  Lynchburg Industrial Development
    Authority, VHA, Series G (AMBAC) (NR,
    A-1+) (A)
      3.60%........... 12/07/96       1,000       1,000,000
  Peninsula Port Authority Coal Terminal
    Revenue Bond (Dominion Terminal
    Association Project) Series 1987-B
    (P-1, A-1+)
      3.40%........... 12/05/96       2,355       2,355,000
  Peninsula Port Authority of Virginia
    (Shell Oil) (Aa2, AAA) (A)
      4.00%........... 12/01/96         400         400,000
                                             --------------
                                                 12,255,000
                                             --------------
WASHINGTON -- 1.0%
  Washington Health Care Facility Authority
    (Fred Hutchinson Cancer Research
    Center) Series 1991-A (LOC Morgan
    Guaranty) (VMIG-1, NR) (A)
      4.10%........... 12/01/96       3,750       3,750,000
                                             --------------
WISCONSIN -- 3.3%
  Milwaukee Revenue Bond Anticipation Note
      3.50%........... 02/27/97       8,987       8,987,187

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
WISCONSIN -- CONTINUED
  Oak Creek (Wisconsin Electric Power
    Company Project) Series 1991-C
    (P-1, NR) (A)
      3.65%........... 12/07/96  $    3,300  $    3,300,000
                                             --------------
                                                 12,287,187
                                             --------------
WYOMING -- 2.8%
  Gillette Pollution Control Revenue Bond
    (Pacificorp Project) (P-1, A-1+) (A)
      3.60%........... 01/13/97       2,000       2,000,000
  Sweetwater County Wyoming Pollution
    Control Revenue Bond (Pacificorp 84)
    (A)
      4.05%........... 12/02/96       8,300       8,300,000
                                             --------------
                                                 10,300,000
                                             --------------
  TOTAL MUNICIPAL
    BONDS..................................     368,606,074
                                             --------------

                                 NUMBER OF
                                   SHARES
                                 ----------
TEMPORARY INVESTMENT -- 0.8%
  Goldman Sachs Financial
    Square Government Fund.....   3,000,000       3,000,000
                                             --------------
TOTAL INVESTMENTS -- 100.0%                  $  371,606,074
    (Cost $371,606,074*)

---------------

  *  Also cost for Federal income tax purposes.

    AMBAC -- American Municipal Bond Assurance Corporation

    LOC -- Letter of Credit

    MBIA -- Municipal Bond Insurance Association

    Interest rates presented reflect the coupon rate of the security unless otherwise noted.

(A) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown represent interest rates of the security in effect as of November 30, 1996. Dates shown represent the latter of the demand date or the next interest rate change date, which is considered the maturity date for financial reporting purposes.

                             See Accompanying Notes

[LOGO]                      FINANCIAL HIGHLIGHTS

                            ARMADA TAX EXEMPT FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                         FOR THE SIX MONTHS                                                                       FOR THE YEAR
                      ENDED NOVEMBER 30, 1996              FOR THE YEAR                   FOR THE YEAR            ENDED MAY 31,
                            (UNAUDITED)                 ENDED MAY 31, 1996             ENDED MAY 31, 1995             1994
                     --------------------------     --------------------------     --------------------------     -------------
                     INSTITUTIONAL      RETAIL      INSTITUTIONAL      RETAIL      INSTITUTIONAL      RETAIL      INSTITUTIONAL
                     -------------     --------     -------------     --------     -------------     --------     -------------
Net asset value,
 beginning of period   $    1.00       $   1.00       $    1.00       $   1.00       $    1.00       $   1.00       $    1.00
                          ------       --------          ------       --------          ------       --------          ------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
   income                    .02            .02             .03            .03             .03            .03             .02
LESS DISTRIBUTIONS
 Dividends from net
   investment income        (.02)          (.02)           (.03)          (.03)           (.03)          (.03)           (.02)
                          ------       --------          ------       --------          ------       --------          ------
Net asset value,
 end of period         $    1.00       $   1.00       $    1.00       $   1.00       $    1.00       $   1.00       $    1.00
                     ===============   ========     ===============   ========     ===============   ========     ===============
TOTAL RETURN                3.19%(3)       3.09%(3)        3.40%          3.29%           3.14%          3.04%           2.06%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of
 period (in 000's)     $ 300,575       $ 70,735       $ 261,808       $ 85,928       $ 172,643       $ 51,916       $ 139,015
Ratio of expenses to
 average net assets          .29%(1,3)      .39%(2,3)       .30%(1)        .40%(2)         .35%(1)        .46%(2)         .33%(1)
Ratio of net
 investment income to
 average net assets         3.15%(1,3)     3.04%(2,3)      3.33%(1)       3.23%(2)        3.15%(1)       3.17%(2)        2.05%(1)


                                           FOR THE YEAR                   FOR THE YEAR
                                        ENDED MAY 31, 1993             ENDED MAY 31, 1992
                                    --------------------------     --------------------------
                        RETAIL      INSTITUTIONAL      RETAIL      INSTITUTIONAL      RETAIL
                       --------     -------------     --------     -------------     --------
Net asset value,
 beginning of period   $   1.00       $    1.00       $   1.00       $    1.00       $   1.00
                       --------          ------       --------          ------       --------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
   income                   .02             .02            .02             .04            .03
LESS DISTRIBUTIONS
 Dividends from net
   investment income       (.02)           (.02)          (.02)           (.04)          (.03)
                       --------          ------       --------          ------       --------
Net asset value,
 end of period         $   1.00       $    1.00       $   1.00       $    1.00       $   1.00
                       ========     ===============   ========     ===============   ========
TOTAL RETURN               1.96%           2.18%          2.07%           3.57%          3.47%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of
 period (in 000's)     $ 17,819       $  58,928       $ 17,791       $  60,079       $ 10,745
Ratio of expenses to
 average net assets         .43%(2)         .36%(1)       .46%(2)          .28%(1)        .38%(2)
Ratio of net
 investment income to
 average net assets        1.94%(2)        2.16%(1)      2.06%(2)         3.45%(1)       3.35%(2)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the period ended November 30, 1996 would have been .49% and 2.95%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .51% and 3.12%, and .56% and 2.94%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994, 1993, and 1992 would have been .53% and 1.85%, .56% and 1.96%, and .54% and 3.20%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1996 would have been .59% and 2.84%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .61% and 3.02%, and .67% and 2.96%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994, 1993, and 1992 would have been .63% and 1.74%, .66% and 1.86%, and .64% and 3.10%, respectively.

(3) Annualized.

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA PENNSYLVANIA TAX EXEMPT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA -- 98.2%
  Allegheny County Higher
    Education Authority Revenue
    Bond (Duquesne University
    Project), AMBAC Insured
      3.35%........... 03/01/97  $      640  $      640,000
  Athens School District Tax &
    Revenue Anticipation Note
      4.10%........... 06/30/97       1,200       1,200,328
  Beaver County Industrial
    Development Authority
    Duquesne Light & Power
    Commercial Paper
      3.65%........... 12/12/96       1,500       1,500,000
      3.50%........... 01/29/97       1,000       1,000,000
  Berks County, Industrial
    Development Authority
    Industrial Project (Elf
    Aquitaine) (A)
      3.575%.......... 12/07/96       1,700       1,700,000
  Blair County General
    Obligation Bond
      3.80%........... 08/01/97         475         475,000
  Bucks County Industrial
    Development Authority Bond
    (USX Corp.) (A)
      3.55%........... 4/01/97        1,000       1,000,000
  Bucks County Industrial
    Development Authority
    Revenue Bond (Edgecomb
    Metals Project) (A)
      3.55%........... 12/07/96       1,000       1,000,000
  Bucks County Industrial
    Development Revenue Bond
    (CPC International
    Project), Series 1985 (A)
      4.04%........... 12/07/96       2,000       2,000,000
  Chester County Health &
    Education Facilities
    Authority (Barclay Friends
    Project) Series A (A)
      3.55%........... 12/07/96       2,000       2,000,000

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA -- CONTINUED
  City of York General
    Obligation Bond (A)
      3.50%........... 12/07/96  $    3,200  $    3,200,000
  Clarks Summit-South Abington
    Sewer Authority Revenue
    Bond
      8.125%.......... 01/01/97         500         501,906
  Cumberland Valley School
    District Revenue Bond
    Series B
      5.75%........... 09/01/97         720         729,182
  Delaware County Industrial
    Development Authority
    Revenue Bond (British
    Petroleum Project), Series
    1995 (A)
      4.10%........... 12/01/96       1,800       1,800,000
  Delaware County Industrial
    Development Authority
    Revenue Bond (Henderson
    Radnor Joint Venture
    Project) (A)
      3.80%........... 12/07/96       1,150       1,150,000
  Delaware County Industrial
    Development Authority
    Revenue Bond (Philadelphia
    Electric Project)
      3.50%........... 01/29/97       1,100       1,100,000
  Delaware Valley Regional
    Finance Authority Local
    Government, Series D (A)
      3.60%........... 12/07/96         800         800,000
  Delaware Valley Regional
    Finance Authority Local
    Government Revenue Bond (A)
      3.60%........... 12/07/96       2,200       2,200,000
  Easton General Obligation
    Bond, Series A, FGIC
    Insured
      4.50%........... 12/01/96         300         300,000

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA PENNSYLVANIA TAX EXEMPT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA -- CONTINUED
  Emmaus General Obligation Local
    Government Revenue Pooled Bond
    (A)
      3.65%........... 12/07/96  $    3,000  $    3,000,000
  Erie County Hospital
    Authority Revenue Bond
    (Union City Memorial
    Hospital) (A)
      3.65%........... 12/07/96       1,100       1,100,000
  Geisinger Authority Health
    System Revenue Bond
    (Geisinger Project) Series
    1992B (A)
      4.00%........... 12/01/96       1,000       1,000,000
  Greater Johnstown School
    District Authority General
    Obligation Bond, MBIA
    Insured, Escrowed To
    Maturity
      6.35%........... 02/01/97         100         100,504
  Lancaster Higher Education
    Authority Revenue Bond
    (Franklin & Marshall
    College) (A)
      3.65%........... 12/07/96       1,550       1,550,000
  Lehigh County Water & Sewer
    Revenue Bond,
    Series 1985-B (A)
      3.50%........... 12/07/96         430         430,000
  Montgomery County Higher
    Education & Health
    Authority Hospital Revenue
    Bond (Frankford Hospital
    Project) (A)
      3.65%........... 12/07/96       2,800       2,800,000
      7.875%.......... 01/01/97       1,000       1,023,392
  Montgomery County Industrial
    Development Authority (One
    Valley Square) (A)
      3.55%........... 12/07/96       1,000       1,000,000

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA -- CONTINUED
  Montgomery County Industrial
    Development Authority
    Revenue Bond (Plymouth
    Woods Project) (A)
      3.65%........... 12/07/96  $      500  $      500,000
  Montgomery County Industrial
    Development Authority
    (Valley Square Associates
    Project) Series 1987 (A)
      3.55%........... 12/07/96       1,400       1,400,000
  Montgomery County Industrial
    Development Authority
    Pollution Control Revenue
    Bond, (PECO Energy Company
    Project)
      3.50%........... 02/11/97       1,000       1,000,000
  Montgomery County Industrial
    Development (Ikea Property
    Project) (A)
      3.65%........... 12/07/96         500         500,000
  Montgomery County Industrial
    Development Authority
    Revenue Bond (Merck &
    Company Project) (A)
      4.05%........... 12/07/96       1,000       1,000,000
  Moon Township Revenue Bond
    Executive (Office
    Association Project) (A)
      3.65%........... 12/07/96       1,500       1,500,000
  North Umberland County, Atlas
    (Development Association) (A)
      3.65%........... 12/07/96         840         840,000
  Northeastern Pennsylvania
    Hospital & Education
    Authority Allhealth Pooled
    Financing Program,
    Series 1996 (A)
      3.70%........... 12/07/96       3,000       3,000,000

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA PENNSYLVANIA TAX EXEMPT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Certificate
    Participation, AMBAC Insured
      4.60%........... 06/01/97  $      100  $      100,188
  Pennsylvania State Higher
    Education Facility
    Authority (Thomas Jefferson
    University Project), Series B(A)
      3.70%........... 2/26/97        2,750       2,750,000
  Pennsylvania State Higher
    Education Revenue Bond
    (Allegheny College Project)(A)
      3.55%........... 12/07/96       1,000       1,000,000
  Pennsylvania State General
    Obligation Bond, Series A,
    MBIA Insured
      6.00%........... 11/01/97       2,000       2,040,520
  Philadelphia Gas Works
    Revenue Bond 11th Series C
      6.70%........... 01/01/97         100         100,243
  Philadelphia Hospitals &
    Higher Education Revenue
    Bonds (The Children's
    Hospital of Philadelphia)(A)
      4.00%........... 12/01/96         200         200,000
  Philadelphia Industrial
    Development Authority
    Revenue Bond, (Multi-Family
    Housing For Harbor View
    Towers Project)(A)
      3.95%........... 12/07/96       2,580       2,580,000
  Philadelphia Redevelopment
    Authority Revenue Bond
    Pennsylvania School For The
    Deaf(A)
      3.65%........... 12/07/96         405         405,000
                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA -- CONTINUED
  Philadelphia School District
    Authority General
    Obligation Tax & Revenue
    Anticipation Note
      4.50%........... 06/30/97       3,000       3,008,622
  Philadelphia Redevelopment
    Authority Revenue Bond
    Multi-Family Housing
    (Rivers Edge Project)(A)
      3.95%........... 12/07/96  $    1,000  $    1,000,000
  Pittsburgh School District,
    Series B
      5.25%........... 8/01/97          250         252,579
  Sayre Health Care Facilities
    Authority Hospital Revenue
    Bond (Capital Assets
    Finance Project)(A)
      3.60%........... 12/07/96         100         100,000
  Sayre Health Care Facilities
    Authority Hospital Revenue
    Bond (VHA of Pennsylvania
    Capital Asset Finance)(A)
      3.60%........... 12/07/96         100         100,000
  Schuylkill County Industrial
    Development Resource
    Recovery Revenue Bond
    (Gilberton Power Project)(A)
      3.55%........... 12/07/96       1,900       1,900,000
  Schuylkill County Industrial
    Development Resource
    Recovery Revenue Bond
    (Westwood Energy Project)(A)
      4.25%........... 12/01/96         900         900,000
  Scranton -- Lackawanna Health
    and Welfare Authority
    Revenue Bond (University of
    Scranton Project)(A)
      3.80%........... 5/01/97        1,800       1,800,000

                             See Accompanying Notes

[LOGO]                      PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1996           ARMADA PENNSYLVANIA TAX EXEMPT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA -- CONTINUED
  Shaler Township Tax & Revenue
    Anticipation Note
      3.81%........... 12/31/96  $    1,200  $    1,200,200
  Stroudsburg Area School
    District General Obligation
    Refunding Bond
      5.15%........... 10/01/97         330         331,670
  Temple University of the
    Commonwealth, System of
    Higher Education University
    Funding Revenue Bond,
    Series 1996
      4.625%.......... 05/20/97       2,500       2,510,381
  West York Area School
    District Tax & Revenue
    Anticipation Note
      4.375%.......... 06/30/97         800         801,442
  Westmoreland County
    Industrial Development
    Authority Revenue Bond
    (Kinder Care) Series D (A)
      3.90%........... 12/07/96         755         755,000
  Whitehall Township, Tax &
    Revenue Anticipation Note
      3.93%........... 12/31/96         700         700,122


                                    PAR
                       MATURITY    (000)         VALUE
                       --------  ----------  --------------
PENNSYLVANIA -- CONTINUED
  York County Industrial
    Development Authority
    Revenue Bond (New Edgecomb
    Corp. Project) (A)
      3.55%........... 12/07/96       1,250       1,250,000
  Yough School District General
    Obligation Bond, MBIA
    Insured
      4.30%........... 10/01/97         240         240,772
                                             --------------
  TOTAL MUNICIPAL
    BONDS..................................      72,067,051
                                             --------------

                                   NUMBER
                                  OF SHARES       VALUE
                                  ---------  --------------
TEMPORARY INVESTMENT -- 1.8%
  Pennsylvania Municipal Cash
    Trust                         1,334,449  $    1,334,449
                                             --------------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $73,401,500*)                      $   73,401,500
                                              =============

  *  Also cost for Federal income tax purposes.

    AMBAC -- American Municipal Bond Assurance Corporation

    FGIC -- Federal Guaranty Insurance Corporation

    MBIA -- Municipal Bond Insurance Association

(A) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown represent interest rates of the security in effect as of November 30, 1996. Dates shown represent the latter of the demand date or the next interest rate change date, which is considered the maturity date for financial reporting purposes.

                             See Accompanying Notes

[LOGO]                      FINANCIAL HIGHLIGHTS

                            ARMADA PENNSYLVANIA TAX EXEMPT FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       FOR THE SIX MONTHS
                                    ENDED NOVEMBER 30, 19968        FOR THE
                                          (UNAUDITED)                PERIOD         FOR THE YEAR      FOR THE PERIOD
                                   --------------------------      ENDED MAY        ENDED APRIL        ENDED APRIL
                                   INSTITUTIONAL     RETAIL(6)    31, 1996(7)         30, 1996         30, 1995(5)
                                   -------------     --------     ------------     --------------     --------------
Net asset value, beginning of
  period                             $    1.00       $   1.00       $   1.00          $   1.00           $   1.00
                                   -------------     --------     ------------     --------------     --------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    .02            .01            .00               .03                .02
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                (.02)          (.01)          (.00)             (.03)              (.02)
                                   -------------     --------     ------------     --------------     --------------
Net asset value, end of period       $    1.00       $   1.00       $   1.00          $   1.00           $   1.00
                                   ============      =========    =============    =============      =============
TOTAL RETURN                              3.13%(3)       3.09%(3)       0.28%(4)          3.36%              2.32%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  000's)                             $  69,170       $  4,509       $ 68,472          $ 70,422           $ 56,668
Ratio of expenses to average net
  assets                                  0.47%(1,3)     0.47%(2,3)     0.55%(1,3)        0.55%1             0.55%(1,3)
Ratio of net investment income to
  average net assets                      3.08%(1,3)     3.19%(2,3)     3.24%(1,3)        3.29%1             3.21%(1,3)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and other service providers for the Institutional class for the periods ended November 30, 1996 and May 31, 1996, for the year ended April 30, 1996, and for the period ended April 30, 1995 would have been .87% and 2.68%, .97% and 2.82%, .96% and 2.88%, and
    1.04% and 2.72%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended November 30, 1996 would have been .72% and 2.94%, respectively.

(3) Annualized.

(4) Not Annualized.

(5) Predecessor Fund commenced operations on August 8, 1994.

(6) Retail class commenced operations on September 11, 1996.

(7) As the Predecessor Fund changed its fiscal year end from April 30 to May 31, the results of the operations of the Predecessor Fund from May 1, 1996 to May 31, 1996 are presented here.

(8) Activity for the six months ended November 30, 1996 includes that of the Predecessor Fund through September 6, 1996.

                             See Accompanying Notes

[LOGO]                      FINANCIAL STATEMENTS

                            STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 1996
(unaudited)

                                                                                                                  PENNSYLVANIA
                                               MONEY MARKET       GOVERNMENT        TREASURY       TAX EXEMPT      TAX EXEMPT
                                                   FUND              FUND             FUND            FUND            FUND
                                              --------------    --------------    ------------    ------------    ------------
ASSETS
Investments at value (Cost $1,966,482,081,
  $1,000,005,410, $333,614,541,
  $371,606,074, and $73,401,500,
  respectively)............................   $1,966,482,081    $1,000,005,410    $333,614,541    $371,606,074    $73,401,500
Interest receivable........................          642,632           156,575         102,609       2,254,910        532,920
Prepaid expenses...........................           52,987             3,290          16,048           3,781          8,575
                                              --------------    --------------    ------------    ------------    ------------
TOTAL ASSETS...............................    1,967,177,700     1,000,165,275     333,733,198     373,864,765     73,942,995
                                              --------------    --------------    ------------    ------------    ------------
LIABILITIES
Dividends payable -- Institutional class...        6,757,870         3,354,615       1,253,262         788,215        183,778
Dividends payable -- Retail class..........        1,394,642           628,098          21,677         180,157          8,706
Payable for investments purchased..........               --                --              --       1,000,000             --
Accrued expenses...........................        1,343,540           650,790         253,806         586,332         71,219
                                              --------------    --------------    ------------    ------------    ------------
TOTAL LIABILITIES..........................        9,496,052         4,633,503       1,528,745       2,554,704        263,703
                                              --------------    --------------    ------------    ------------    ------------
NET ASSETS.................................   $1,957,681,648    $  995,531,772    $332,204,453    $371,310,061    $73,679,292
                                              ==============    ==============    ============    ============    ============
NET ASSETS CONSIST OF:
Paid-in capital............................   $1,957,689,962    $  995,533,646    $332,190,046    $371,311,520    $73,682,519
Accumulated net realized gain/(loss) on
  investments sold.........................           (8,314)           (1,874)         14,407          (1,459)        (3,227)
                                              --------------    --------------    ------------    ------------    ------------
                                              $1,957,681,648    $  995,531,772    $332,204,453    $371,310,061    $73,679,292
                                              ==============    ==============    ============    ============    ============
Net Assets -- Institutional class..........   $1,614,166,081    $  839,571,298    $326,807,210    $300,574,773    $69,170,100
Shares outstanding -- Institutional
  class....................................    1,614,170,605       839,572,790     326,792,928     300,576,182     69,173,327
Net asset value, Offering price and
  Redemption price per share --
  Institutional class......................   $         1.00    $         1.00    $       1.00    $       1.00    $      1.00
                                              ==============    ==============    ============    ============    ============
Net Assets -- Retail class.................   $  343,515,567    $  155,960,474    $  5,397,243    $ 70,735,288    $ 4,509,192
Shares outstanding -- Retail class.........      343,519,357       155,960,856       5,397,118      70,735,338      4,509,192
Net asset value, Offering price and
  Redemption price per share -- Retail
  class....................................   $         1.00    $         1.00    $       1.00    $       1.00    $      1.00
                                              ==============    ==============    ============    ============    ============

                             See Accompanying Notes

[LOGO]                      FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
(UNAUDITED)

                                                                                                                   PENNSYLVANIA
                                                MONEY MARKET       GOVERNMENT        TREASURY       TAX EXEMPT     TAX EXEMPT
                                                    FUND              FUND             FUND            FUND          FUND(1)
                                               --------------    --------------    ------------    ------------    -----------
INVESTMENT INCOME:
  Interest..................................   $   50,759,105    $   24,838,544    $  8,110,834    $  6,223,454    $ 1,254,560
                                               --------------    --------------    ------------    ------------    -----------
EXPENSES:
  Investment Advisory fees..................        3,279,239         1,616,702         471,313         634,728        150,706
  12b-1 fees................................          374,770           184,766          62,842          72,540         54,143
  Administration fees.......................          240,614           118,613          40,375          83,325         35,826
  Shareholder servicing fees -- Retail class
    only....................................          169,305            73,106           2,480          34,284            706
  Custodian fees............................           87,925            49,728          20,831          23,274          5,769
  Legal fees................................           73,119            36,043           9,554          14,753          1,772
  Registration and filing fees..............           56,301             9,183          21,998           9,520            200
  Distribution fees.........................           51,501            24,353           8,598          10,325            983
  Miscellaneous.............................           45,906            20,721           2,558          11,009         11,309
  Printing and shareholder reports..........           25,151            15,507             741           1,730          3,593
  Audit fees................................           24,638            10,997           3,435           4,964         22,024
  Trustees' fees............................           24,065            10,094           3,148           4,553          2,713
  Transfer Agent fees.......................           13,101            15,152          11,712          10,392         12,641
  Insurance.................................            8,868             4,077           1,010           1,715            343
  Amortization of organization costs........               --                --           2,066              --          1,809
  Fees waived...............................               --                --              --              --        (47,649)
  Fees waived by Investment Advisers........         (936,925)         (461,914)        (78,552)       (362,702)       (91,654)
                                               --------------    --------------    ------------    ------------    -----------
  Total expenses............................        3,537,578         1,727,128         584,109         554,410        165,234
                                               --------------    --------------    ------------    ------------    -----------
NET INVESTMENT INCOME.......................       47,221,527        23,111,416       7,526,725       5,669,044      1,089,326
                                               --------------    --------------    ------------    ------------    -----------
  Net Realized Gain on Investments Sold.....               --                --           2,703              --             --
                                               --------------    --------------    ------------    ------------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS................................   $   47,221,527    $   23,111,416    $  7,529,428    $  5,669,044    $ 1,089,326
                                               ==============    ==============    ============    ============    ===========

(1) Activity for the six months ended November 30, 1996 includes that of the Predecessor Fund through September 6, 1996.

                             See Accompanying Notes

[LOGO]                      FINANCIAL STATEMENTS

                            STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                       TAX EXEMPT
                         MONEY MARKET FUND                  GOVERNMENT FUND                  TREASURY FUND                FUND
                  --------------------------------    ----------------------------    ----------------------------    ------------
                   FOR THE SIX                        FOR THE SIX                     FOR THE SIX                     FOR THE SIX
                   MONTHS ENDED                       MONTHS ENDED                    MONTHS ENDED                    MONTHS ENDED
                   NOVEMBER 30,        FOR THE        NOVEMBER 30,      FOR THE       NOVEMBER 30,      FOR THE       NOVEMBER 30,
                       1996           YEAR ENDED          1996         YEAR ENDED         1996         YEAR ENDED         1996
                   (UNAUDITED)       MAY 31, 1996     (UNAUDITED)     MAY 31, 1996    (UNAUDITED)     MAY 31, 1996    (UNAUDITED)
                  --------------    --------------    ------------    ------------    ------------    ------------    ------------
Net increase in
 net assets
 resulting from
 net investment
 income and
 amount of
 income
 distributions
 to
 shareholders...  $   47,221,527    $   77,770,161    $ 23,111,416    $ 34,801,218    $  7,526,725    $ 10,303,862    $  5,669,044
                  ==============    ==============    ============    ============    ============    ============    ============
Increase/(decrease)
 in net assets
 derived from
 Fund share
 transactions...     270,181,040       429,065,507     122,444,272     235,854,984      15,591,310     173,356,407      23,573,743
Net realized
 gain/(loss) on
 investments
 sold...........              --                --              --             603           2,703          11,704              --
NET ASSETS:
Beginning of
 period.........   1,687,500,608     1,258,435,101     873,087,500     637,231,913     316,610,440     143,242,329     347,736,318
                  --------------    --------------    ------------    ------------    ------------    ------------    ------------
End of period...  $1,957,681,648    $1,687,500,608    $995,531,772    $873,087,500    $332,204,453    $316,610,440    $371,310,061
                  ==============    ==============    ============    ============    ============    ============    ============

                                          PENNSYLVANIA
                                        TAX EXEMPT FUND
                                  ----------------------------
                                  FOR THE SIX
                                  MONTHS ENDED
                    FOR THE       NOVEMBER 30,      FOR THE
                   YEAR ENDED       1996(1)       PERIOD ENDED
                  MAY 31, 1996    (UNAUDITED)     MAY 31, 1996
                  ------------    ------------    ------------
                  <
Net increase in
 net assets
 resulting from
 net investment
 income and
 amount of
 income
 distributions
 to
 shareholders...  $  9,807,133     $ 1,089,326     $   193,868
                  ============     ===========     ===========
Increase/(decrea
 in net assets
 derived from
 Fund share
 transactions...   123,177,844       5,207,202      (1,946,457)
Net realized
 gain/(loss) on
 investments
 sold...........            --              --          (3,610)
NET ASSETS:
Beginning of
 period.........   224,558,474      68,472,090      70,422,157
                   -----------     -----------     -----------
End of period...  $347,736,318     $73,679,292     $68,472,090
                  ============     ===========     ===========

(1) Activity for the six months ended November 30, 1996 includes that of the Predecessor Fund through September 6, 1996.

                             See Accompanying Notes

[LOGO]             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

  Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund which is authorized to issue thirty-two classes of shares of beneficial interest, each of which evidences an interest in one of 16 investment funds:

  Money Market Fund
(Class A "Institutional" shares and Class A-Special Series 1 "Retail" shares)

  Government Fund
(Class B "Institutional" shares and Class B-Special Series 1 "Retail" shares)

  Treasury Fund
(Class C "Institutional" shares and Class C-Special Series 1 "Retail" shares)

  Tax Exempt Fund
(Class D "Institutional" shares and Class D-Special Series 1 "Retail" shares)

  Equity Fund
(Class H "Institutional" shares and Class H-Special Series 1 "Retail" shares)

  Fixed Income Fund
(Class I "Institutional" shares and Class I-Special Series 1 "Retail" shares)

  Ohio Tax Exempt Fund
(Class K "Institutional" shares and Class K-Special Series 1 "Retail" shares)

  National Tax Exempt Fund
(Class L "Institutional" shares and Class L-Special Series 1 "Retail" shares)

  Equity Income Fund
(Class M "Institutional" Shares and Class M-Special Series 1 "Retail" shares)

  Mid Cap Regional Fund
(Class N "Institutional" shares and Class N-Special Series 1 "Retail" shares)

  Enhanced Income Fund
(Class O "Institutional" shares and Class O-Special Series 1 "Retail" shares)

  Total Return Advantage Fund
(Class P "Institutional" shares and Class P-Special Series 1 "Retail" shares)

  Pennsylvania Tax Exempt Fund
(Class Q "Institutional" shares and Class Q-Special Series 1 "Retail" shares)

  Intermediate Government Fund
(Class R "Institutional" shares and Class R-Special Series 1 "Retail" shares)

  GNMA Fund
(Class S "Institutional" shares and Class S-Special Series 1 "Retail" shares)

  Pennsylvania Municipal Fund
(Class T "Institutional" shares and Class T-Special Series 1 "Retail" shares)

  As of the date of this report, the National Tax Exempt Fund has not commenced operations.

  FUND REORGANIZATION: On May 3, 1996, Integra Financial Corporation ("Integra Financial") merged into National City Corporation ("National City"). Integra Trust Company, an affiliate of Integra Financial, served as Investment Adviser to Inventor Funds, Inc ("Inventor"). On May 2, 1996, the execution of new investment advisory agreements between Inventor and affiliates of National City received shareholder approval.

  On February 15 and March 18, 1996, the respective Boards of Trustees of the Trust and Inventor each approved the Agreement and Plan of Reorganization between the Trust and Inventor (the "Agreement"). Subsequently, a proxy solicitation to approve the components of the Agreement was

[LOGO]               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

executed, the results of which for each of the Inventor Funds are listed below:

                                  SHARES VOTED

                                                                PERCENT
                                FOR        AGAINST   ABSTAIN     VOTED
                            ------------   -------   --------   -------
Inventor Pennsylvania Tax-
 Exempt Money Market
 Fund.....................    36,822,578    95,225    267,862      54%
Inventor Pennsylvania
 Municipal Bond Fund......     3,386,184        --      3,300      88%
Inventor Intermediate
 Government Securities
 Fund.....................     8,128,329     2,217     12,189      91%
Inventor GNMA Securities
 Fund.....................     5,504,614     7,087     14,280      92%
Inventor Equity Growth
 Fund.....................     4,185,300     6,923      2,554      92%

  The Reorganization was executed on September 9, 1996.

  As part of the Reorganization, on September 9, 1996, the Inventor Pennsylvania Tax-Exempt Money Market Fund (the "Predecessor Fund") transferred all of its assets and liabilities with an approximate value of $74,142,677 in exchange for shares of the Armada Pennsylvania Tax Exempt Fund. The Reorganization was executed as a tax-free reorganization in accordance with Section 368(a)(1)(F) of the Internal Revenue Code of 1986 (the "Internal Revenue Code"), as amended. The results of operations, changes in net assets and financial highlights of the Armada Pennsylvania Tax Exempt Fund for the six months ended November 30, 1996 include those of the Predecessor Fund.

  In accordance with Agreement provisions, the Trust and Inventor were each responsible for the payment of their own expenses incurred in connection with the Reorganization to the extent not borne by their respective Investment Advisers. Accordingly, the Trust absorbed approximately $200,000 in costs connected with the Reorganization, which has been allocated among the various Funds in the Trust. No such costs were borne by Inventor.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  The Pennsylvania Tax Exempt Fund has invested substantially all of its assets in the municipal obligations of that state. The Tax Exempt Fund has invested a significant amount of its assets in municipal obligations in two states. Economic changes affecting the states and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by the Funds.

  The following is a summary of significant accounting policies followed by the Money Market, Government, Treasury, Tax Exempt, and Pennsylvania Tax Exempt Funds (the "Funds") in preparation of their financial statements.

  PORTFOLIO VALUATION: Securities in the Money Market, Government, Treasury, and Pennsylvania Tax Exempt Funds are valued as of 1:00 P.M. and as of the close of trading on the New York Stock Exchange (the "Exchange") (generally 4:00 P.M. Eastern Time) and 12:00 noon and as of the close of trading on the Exchange for the Tax Exempt Fund on each business day except those holidays which the Exchange or banks and trust companies which are affiliated with National City Corporation observe. Investment securities are valued on the basis of amortized cost which has been determined by the Board of Trustees to represent the fair value of the Funds' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are

[LOGO]            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

recorded on the identified cost basis. Interest income is accrued on a daily basis.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund declares dividends daily from net investment income and pays such dividends no later than five business days after the end of the month. Net investment income of the Money Market, Government, and Treasury Funds consists of interest accrued and discount earned (including both original issue and market discount), less amortization of any market premium and accrued expenses. Net investment income of the Tax Exempt and Pennsylvania Tax Exempt Funds consists of interest accrued, original issue discount earned, less amortization of any market premium and accrued expenses.

  FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts in the financial statements, such amounts are reported separately.

  REPURCHASE AGREEMENTS: Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  ORGANIZATIONAL COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and State securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations.

2.  INVESTMENT ADVISERS, DISTRIBUTION FEE AND OTHER RELATED PARTY TRANSACTIONS

  Fees paid by the Trust pursuant to the Advisory Agreements with National City Bank, National City Bank of Columbus and National City Bank of Kentucky (collectively, the "Adviser" or "Advisers"), wholly-owned subsidiaries of National City Corporation, are payable monthly based on an annual rate of .35% of the average daily net assets of each of the Money Market, Government and Tax Exempt Funds, .30% of average daily net assets of the Treasury Fund, and .40% of the average daily net assets of the Pennsylvania Tax Exempt Fund. Prior to the Reorganization, Integra Trust Company served as investment adviser to the Pennsylvania Tax Exempt Fund and Weiss, Peck & Greer LLC (the "Sub-Adviser") served as sub-adviser to Integra Trust Company. Subsequent to the Reorganization, the Sub-Adviser continues to serve under an agreement with National City Bank and is entitled to earn a fee pursuant to such agreement. The Advisers may from time to time waive their fees payable by the Funds. For the period ended November 30, 1996, the Advisers have earned and waived the following fees:

                                    EARNED         WAIVED
                                  ----------      --------
  Money Market Fund               $3,279,239      $936,925
  Government Fund                  1,616,702       461,914
  Treasury Fund                      471,313        78,552
  Tax Exempt Fund                    634,728       362,702
  Pennsylvania Tax Exempt Fund       150,706        91,654

[LOGO]               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  At November 30, 1996, Advisory fees accrued and unpaid amounted to:

  Money Market Fund                             $404,860
  Government Fund                                199,178
  Treasury Fund                                   66,660
  Tax Exempt Fund                                 45,699
  Pennsylvania Tax Exempt Fund                     8,264

  Fees paid by the Trust, under a Shareholder Servicing Plan (the "Plan") to NatCity Investments, Inc. and National City Bank of Columbus, both wholly-owned subsidiaries of National City Corporation, are payable monthly, based on an aggregate annual rate of up to .10% of the average daily net assets of the Retail class of the Money Market, Government, Treasury, Tax Exempt, and Pennsylvania Tax Exempt Funds. NatCity Investments, Inc. and National City Bank of Columbus were paid fees for the period ended November 30, 1996 in the following amounts:

                      NATIONAL CITY          NATCITY
                     BANK OF COLUMBUS    INVESTMENTS INC.
                     ----------------    ----------------
  Money Market Fund      $ 33,995            $ 63,669
  Government Fund          63,135               5,719
  Treasury Fund                30               1,164
  Tax Exempt Fund             188              19,781
  Pennsylvania Tax
    Exempt Fund                --                  --

  National City Bank, a wholly-owned subsidiary of National City Corporation, serves as the Funds' Custodian. National City Bank commenced services as custodian to the Pennsylvania Tax Exempt Fund effective August 5, 1996. For the period ended November 30, 1996, National City Bank earned custodian fees as follows:

  Money Market Fund                             $87,925
  Government Fund                                49,728
  Treasury Fund                                  20,831
  Tax Exempt Fund                                23,274
  Pennsylvania Tax Exempt Fund                    3,826

  440 Financial Distributors, Inc., a wholly-owned subsidiary of The Shareholder Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corp. (the "Distributor"), serves as the Trust's Distributor. Under the Fund's Distribution Agreement and related Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund reimburses the Distributor monthly for the direct and indirect expenses incurred by the Distributor in providing Fund advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average net assets of each Fund, inclusive of an annual distribution fee of $250,000 which is payable monthly and accrued daily among the investment funds with respect to which the Distributor is distributing shares.

  SEI Financial Services Company, a wholly-owned subsidiary of SEI Corporation ("SEI"), served as Distributor to the Pennsylvania Tax Exempt Fund prior to the Reorganization. Under a Rule 12b-1 Distribution Plan, SEI earned and waived fees at an annual rate of up to .25% of the average daily net assets of the Predecessor Fund's Class A shares.

  Pursuant to the Board of Trustees approval on November 15, 1996, SEI has been appointed as the Trust's Distributor and will commence services as such in 1997.

  Each Trustee receives an annual fee of $7,500 plus $2,500 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $2,500 per annum for services in such capacity. Such fees are paid for services rendered to all of the Funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Advisers, Distributor, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

[LOGO]               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  Expenses for the period ended November 30, 1996 include legal fees paid to Drinker Biddle & Reath. A partner of that firm is Secretary of the Trust.

3.  SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Since the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown on the following page for such transactions.

[LOGO]                       NOTES TO FINANCIAL STATEMENTS

                                                FOR THE PERIOD ENDED                        FOR THE YEAR ENDED
                                                  NOVEMBER 30, 1996                            MAY 31, 1996
                                        -------------------------------------     ---------------------------------------
                                        INSTITUTIONAL CLASS     RETAIL CLASS      INSTITUTIONAL CLASS      RETAIL CLASS
                                        -------------------     -------------     -------------------     ---------------
                                                      (UNAUDITED)
MONEY MARKET FUND
Shares sold...........................    $ 2,346,352,909       $ 919,141,366       $ 3,557,289,942       $ 1,296,339,643
Shares reinvested.....................              8,564           6,626,611                19,278            11,706,196
Shares repurchased....................     (2,076,609,387)       (925,339,023)       (3,296,137,841)       (1,140,151,711)
                                          ---------------        ------------       ---------------       ---------------
Net increase..........................    $   269,752,086       $     428,954       $   261,171,379       $   167,894,128
                                          ===============        ============       ===============       ===============
GOVERNMENT FUND
Shares sold...........................    $ 1,454,122,832       $ 228,515,758       $ 2,479,104,729       $   196,026,437
Shares reinvested.....................            270,265             478,539               357,397             1,033,637
Shares repurchased....................     (1,356,715,388)       (204,227,734)       (2,355,628,345)          (85,038,871)
                                          ---------------        ------------       ---------------       ---------------
Net increase..........................    $    97,677,709       $  24,766,563           123,833,781       $   112,021,203
                                          ===============        ============       ===============       ===============
TREASURY FUND
Shares sold...........................    $   504,260,205       $   6,622,906       $   963,946,179       $     9,707,933
Shares reinvested.....................                353              95,165                    --                59,062
Shares repurchased....................       (489,711,152)         (5,676,167)         (794,579,391)           (5,777,376)
                                          ---------------        ------------       ---------------       ---------------
Net increase..........................    $    14,549,406       $   1,041,904       $   169,366,788       $     3,989,619
                                          ===============        ============       ===============       ===============
TAX EXEMPT FUND
Shares sold...........................    $   282,359,089       $ 213,120,219       $   576,468,463       $   241,105,254
Shares reinvested.....................                 --           1,046,553                 1,724             2,069,874
Shares repurchased....................       (243,592,602)       (229,359,516)         (487,304,635)         (209,162,836)
                                          ---------------        ------------       ---------------       ---------------
Net increase (decrease)...............    $    38,766,487       $ (15,192,744)      $    89,165,552       $    34,012,292
                                          ===============        ============       ===============       ===============

                                                                                                          FOR THE PERIOD
                                                                                                               ENDED
                                                                                                           MAY 31, 1996
                                                                                                          ---------------
PENNSYLVANIA TAX EXEMPT FUND
Shares sold...........................    $   133,726,050       $  12,290,073                             $     6,077,845
Shares reinvested.....................             22,121               3,855                                       4,537
Shares repurchased....................       (133,050,161)         (7,784,736)                                 (8,028,839)
                                        -------------------     -------------                             ---------------
Net increase (decrease)...............    $       698,010       $   4,509,192                             $    (1,946,457)
                                          ===============       =============                             ===============

[LOGO]                      ARMADA FUNDS

BOARD OF TRUSTEES           Robert D. Neary
                              Chairman and President
                              Retired Co-Chairman, Ernst & Young
                              Director, Cold Metal Products, Inc.
                              Director, Zurn Industries, Inc.

                            Thomas R. Benua, Jr.
                              Chairman, EBCO Manufacturing Company
                                 and Subsidiaries
                              Vice President and Executive Committee Member,
                                 Ebtech Corp.

                            Leigh Carter
                              Retired President and Chief Operating
                                 Officer, B.F. Goodrich Company
                              Director, Adams Express Company
                              Director, Lamson & Sessions Company
                              Director, Petroleum & Resources Corp.
                              Director, Morrison Products

                            John F. Durkott
                              President and Chief Operating Officer,
                                 Kittle's Home Furnishings Center, Inc.
                              Partner, Kittle's Bloomington Property Company Partner, KK&D

                            Richard W. Furst, Dean
                              Professor of Finance and Dean,
                                 Carol Martin Gatton College of Business
                                 and Economics, University of Kentucky
                              Director, Studio Plus Hotels, Inc.
                              Director, The Seed Corporation
                              Director, Foam Design, Inc.

                            J. William Pullen
                              President and Chief Executive Officer,
                                 Whayne Supply Company
                              President and Chief Executive Officer,
                                 American Contractors Rentals & Sales

                            Richard B. Tullis
                              Chairman Emeritus, Harris Corporation
                              Director, NACCO Materials Handling Group, Inc. Director, Hamilton Beach/Proctor-Silex, Inc. Director, Waste-Quip, Inc.

(LOGO)   ARMADA FUNDS
                                                           BULK RATE
4400 Computer Drive                                       U.S. POSTAGE
Westborough, Massachusetts 01581                             PAID
                                                          CLEVELAND, OH
                                                          PERMIT NO. 1



INVESTMENT ADVISERS

AFFILIATES OF
NATIONAL CITY
CORPORATION


National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114

National City Bank of Columbus
155 East Broad Street
Columbus, Ohio 43251

National City Bank of Kentucky
101 South Fifth Street
Louisville, Kentucky 40202







NC-203 (1/97)